Note 11 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2022	2023

Net income	60,686,136	57,632,915
Weighted average common shares – outstanding, basic	7,223,189	6,958,748
Basic earnings per share	8.40	8.28
Effect of dilutive securities:
Dilutive effect of unvested shares	33,245	26,674
Weighted average common shares – outstanding, diluted	7,256,434	6,985,422
Diluted earnings per share	8.36	8.25